Income Taxes (Components of Net Deferred Tax Liabilities) (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
In-process research and development not subject to future amortization for tax purposes	$ 5,661	$ 5,418
Gross deferred tax liability	$ 5,661	$ 5,418